UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Chilton Capital Management, LLC

Address:   1177 West Loop South,
           Suite 1310
           Houston, TX 77027


Form 13F File Number: 28-07004


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas M. Motter
Title:  Chief Investment Officer
Phone:  713-650-1995

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter               Houston, TX                        11/11/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              98

Form 13F Information Table Value Total:  $327,380,734.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                            SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS   CUSIP    VALUE   PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
----------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Sysco                                     Com            871829107   183954     6450          SOLE                  6450      0    0
Marathon Oil                              Com            565849106   184367     5570          SOLE                  5570      0    0
BB&T                                      Com            054937107   186620     7750          SOLE                  7750      0    0
United Technologies                       Com            913017109   194458     2730          SOLE                  2730      0    0
Protalix Biotherapeutics                  Com            74365a101   199870    23000          SOLE                 23000      0    0
Boston Beer Co - Cl A                     Com            100557107   206227     3084          SOLE                  3084      0    0
Research in Motion                        Com            760975102   209367     4300          SOLE                  4300      0    0
San Juan Basin Royalty Trust              Com            798241105   213989     8660          SOLE                  8660      0    0
Schulman A Inc                            Com            808194104   264494    13126          SOLE                 13126      0    0
Pembina Pipeline - Old                    Com            706329109   268437    13400          SOLE                 13400      0    0
Pfizer                                    Com            717081103   269311    15685          SOLE                 15685      0    0
Copano Energy                             Com            217202100   283176    10350          SOLE                 10350      0    0
Abbott Laboratories                       Com            002824100   350008     6700          SOLE                  6700      0    0
Unilever                                  Com            904767704   353856    12160          SOLE                 12160      0    0
Silicon Image Inc                         Com            82705t102   358500    75000          SOLE                 75000      0    0
Southern                                  Com            842587107   372400    10000          SOLE                 10000      0    0
Leucadia National                         Com            527288104   374471    15854          SOLE                 15854      0    0
Wesco Financial                           Com            950817106   393249     1098          SOLE                  1098      0    0
Wal-Mart                                  Com            931142103   578016    10800          SOLE                 10800      0    0
Morgan Stanley                            Com            617446448   586027    23745          SOLE                 23745      0    0
Plum Creek Timber                         Com            729251108   623045    17650          SOLE                 17650      0    0
Weingarten Realty Investors               Com            948741103   673693    30875          SOLE                 30875      0    0
Weingarten Realty 8.1% Notes (c091514)    Com            948741848   732942    31450          SOLE                 31450      0    0
Diageo PLC-Sponsored ADR                  Com            25243q205   733231    10625          SOLE                 10625      0    0
JP Morgan Chase                           Com            46625h100   766909    20150          SOLE                 20150      0    0
Laboratory Crp of Amer                    Com            50540r409   784300    10000          SOLE                 10000      0    0
Cameron International                     Com            13342B105   793213    18464          SOLE                 18464      0    0
St Jude Medical                           Com            790849103   913475    23220          SOLE                 23220      0    0
Magellan Midstream Partners LP            Com            559080106   947966    18425          SOLE                 18425      0    0
Citigroup                                 Com            172967101   950013   242970          SOLE                242970      0    0
Hershey                                   Com            427866108  1034321    21734          SOLE                 21734      0    0
Public Storage Series M (c010912@25)      Com            74460d232  1122623    44250          SOLE                 44250      0    0
Verizon                                   Com            92343v104  1129244    34650          SOLE                 34650      0    0
Chevron                                   Com            166764101  1171740    14457          SOLE                 14457      0    0
Southern Cal Edison 6.05% Var Rate Pfd    Com            842400756  1185173    11915          SOLE                 11915      0    0
NorthWestern Corp                         Com            668074305  1228920    43120          SOLE                 43120      0    0
Nordic American Tanker Shipping           Com            g65773106  1276051    47685          SOLE                 47685      0    0
BP PLC ADR                                Com            055622104  1393852    33856          SOLE                 33856      0    0
Xilinx                                    Com            983919101  1562569    58655          SOLE                 58655      0    0
NuStar Energy LP                          Com            67058h102  1594177    25825          SOLE                 25825      0    0
3M                                        Com            88579Y101  1743478    20107          SOLE                 20107      0    0
Thermo Fisher Scientific                  Com            883556102  1927888    40265          SOLE                 40265      0    0
Waste Management                          Com            94106L109  1966415    55020          SOLE                 55020      0    0
Western Gas Partners LP                   Com            958254104  1970441    72710          SOLE                 72710      0    0
Emerson Electric                          Com            291011104  2063324    39182          SOLE                 39182      0    0
Cyberonics                                Com            23251P102  2159746    80950          SOLE                 80950      0    0
Enterprise Products Partners              Com            293792107  2183992    55054          SOLE                 55054      0    0
Wells Fargo Cap VII 5.85%(050133)(cNow)   Com            94979b204  2269375    90775          SOLE                 90775      0    0
US Bancorp Float Rate Pfd                 Com            902973155  2306591   107835          SOLE                107835      0    0
3.5%min(c041511)
Canadian Natural Resources                Com            136385101  2317854    66990          SOLE                 66990      0    0
Metabolix                                 Com            591018809  2431651   193295          SOLE                193295      0    0
Sempra Energy                             Com            816851109  2447900    45500          SOLE                 45500      0    0
Pepsico                                   Com            713448108  2608833    39266          SOLE                 39266      0    0
Apple Computer                            Com            037833100  2731094     9625          SOLE                  9625      0    0
Symantec                                  Com            871503108  3106976   205352          SOLE                205352      0    0
Applied Materials                         Com            038222105  3476143   297615          SOLE                297615      0    0
Calpine                                   Com            131347304  3863048   310285          SOLE                310285      0    0
BorgWarner                                Com            099724106  3914402    74390          SOLE                 74390      0    0
Waters                                    Com            941848103  4180621    59065          SOLE                 59065      0    0

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                            SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS   CUSIP    VALUE   PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
----------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Tractor Supply                            Com            892356106  4220221   106410          SOLE                106410      0    0
Rogers                                    Com            775109200  4247182   113470          SOLE                113470      0    0
Altera                                    Com            021441100  4313182   143010          SOLE                143010      0    0
Wells Fargo                               Com            949746101  4373476   174138          SOLE                174138      0    0
Monsanto                                  Com            61166w101  4481024    93491          SOLE                 93491      0    0
Itron                                     Com            465741106  4531326    74005          SOLE                 74005      0    0
CVS                                       Com            126650100  4549177   144556          SOLE                144556      0    0
Coca Cola                                 Com            191216100  4551159    77771          SOLE                 77771      0    0
Scotts Miracle Gro Co                     Com            810186106  4577329    88485          SOLE                 88485      0    0
Berkshire Hathaway Inc Cl B               Com            084670702  4652404    56270          SOLE                 56270      0    0
Cisco                                     Com            17275R102  4690542   214180          SOLE                214180      0    0
BE Aerospace                              Com            073302101  4940227   162990          SOLE                162990      0    0
Gilead Sciences                           Com            375558103  5122320   143845          SOLE                143845      0    0
FMC Corp                                  Com            302491303  5126645    74940          SOLE                 74940      0    0
Procter & Gamble                          Com            742718109  5172952    86259          SOLE                 86259      0    0
Bruker                                    Com            116794108  5331400   380000          SOLE                380000      0    0
Hain Celestial Group                      Com            405217100  5448112   227194          SOLE                227194      0    0
Google Cl A                               Com            38259p508  5573900    10601          SOLE                 10601      0    0
Vodafone PLC ADR                          Com            92857w209  5901108   237852          SOLE                237852      0    0
Goldman Sachs                             Com            38141g104  6016118    41611          SOLE                 41611      0    0
Bank of America                           Com            060505104  6125786   467528          SOLE                467528      0    0
Varian Medical Systems                    Com            92220p105  6236824   103088          SOLE                103088      0    0
Greenlight Capital                        Com            G4095J109  6287651   251305          SOLE                251305      0    0
Ultra Petroleum Corp                      Com            903914109  6630951   157955          SOLE                157955      0    0
Costco Wholesale                          Com            22160k105  6722760   104245          SOLE                104245      0    0
Dow Chemical                              Com            260543103  6880652   250570          SOLE                250570      0    0
Exxon Mobil                               Com            30231G103  7330910   118642          SOLE                118642      0    0
Schlumberger                              Com            806857108  7577229   122987          SOLE                122987      0    0
Teva Pharmaceutical ADR                   Com            881624209  7578329   143665          SOLE                143665      0    0
Johnson & Johnson                         Com            478160104  7586058   122435          SOLE                122435      0    0
Celgene                                   Com            151020104  7601870   131954          SOLE                131954      0    0
Cummins                                   Com            231021106  7798938    86100          SOLE                 86100      0    0
Life Technologies                         Com            53217v109  8749286   187391          SOLE                187391      0    0
Sociedad Quimica y Minera de Chile SA     Com            833635105  9246161   191670          SOLE                191670      0    0
Microsoft                                 Com            594918104  9419785   384638          SOLE                384638      0    0
American Tower Corp Cl A                  Com            029912201  9818597   191545          SOLE                191545      0    0
Novartis AG ADR                           Com            66987v109 10171258   176370          SOLE                176370      0    0
Halliburton                               Com            406216101 10313541   311870          SOLE                311870      0    0
Qualcomm                                  Com            747525103 11166322   247412          SOLE                247412      0    0